INVENTORIES	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
INVENTORIES [Text Block]

6. INVENTORIES

	December 31,	December 31,
	2024	2023
Warehouse inventory	$19,694	$12,885
Stockpile inventory	7,349	3,279
Finished goods inventory	7,213	9,491
Work in process inventory	1,754	1,603
	$36,010	$27,258